Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2016
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2016
Document Effective Date	dei_DocumentEffectiveDate	Dec. 13, 2016
Prospectus Date	rr_ProspectusDate	Oct. 04, 2016
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Institutional Service
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDHXX
TDAM Institutional U.S. Government Fund (First Prospectus Summary) | TDAM Institutional U.S. Government Fund | Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGCXX
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Institutional Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDVXX
TDAM Institutional Treasury Obligations Money Market Fund (First Prospectus Summary) | TDAM Institutional Treasury Obligations Money Market Fund | Commercial Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTCXX